SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2016
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2016
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,318,009	$2,735,361	$2,621,565	$3,046,573
Expenses	377,744	251,717	219,498	313,708

Net income	$940,265	$2,483,644	$2,402,067	$2,732,865

Net income per unit	$0.072	$0.189	$0.183	$0.208

	2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$503,435	$7,860,360	$11,782,758	$5,933,562
Expenses	366,217	443,818	243,152	259,080

Net income	$137,218	$7,416,542	$11,539,606	$5,674,482

Net income per unit	$0.010	$0.565	$0.880	$0.433